EQUITY - Equity valuation adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in equity valuation adjustment
Balance	R$ 65,888	R$ 30,737
Translation gains (losses)	(1,186)	39,008
Losses from future contracts		(4,147)
Gains from future contracts	3,738
Gains (losses) on financial assets at fair value through other comprehensive income	(283)	290
Balance	68,157	65,888
Financial assets at fair value through other comprehensive income
Changes in equity valuation adjustment
Balance	(8,791)	(9,081)
Gains (losses) on financial assets at fair value through other comprehensive income	(283)	290
Balance	(9,074)	(8,791)
Derivative transactions
Changes in equity valuation adjustment
Balance	(4,147)
Losses from future contracts		(4,147)
Gains from future contracts	3,738
Balance	(409)	(4,147)
Currency translation effects - foreign investments
Changes in equity valuation adjustment
Balance	78,826	39,818
Translation gains (losses)	(1,186)	39,008
Balance	R$ 77,640	R$ 78,826